Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Basic and diluted earnings/(loss) per share
Basic earnings per share

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Profit for the year attributable to equity owners of the parent (€m)	249.8	181.0	225.2
Weighted average Ordinary Shares and Founder Preferred Shares	174,279,621	178,070,770	194,019,070
Basic earnings per share (€’s)	1.43	1.02	1.16

Diluted earnings (loss) per share
Diluted earnings per share

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Profit for the year attributable to equity owners of the parent (€m)	249.8	181.0	225.2
Weighted average Ordinary Shares and Founder Preferred Shares	174,279,621	178,070,770	197,894,106
Diluted earnings per share (€’s)	1.43	1.02	1.14